Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The table below is provided in accordance with Item 402(v) of Regulation S-K. This information is being provided for compliance purposes. Neither the Compen sati
on Committee nor the executives of our Company use the information in this table when making compensation decisions.

Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (7) (in thousands, $)	Revenue Percent Change (8) (%)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
2022	$3,118,540	$138,016	$2,277,575	$205,427	$45.07	$64.45	$17,681	10.0%
2021	$3,494,683	$5,449,888	$2,500,297	$3,895,224	$212.21	$122.93	$485,281	2.0%
2020	$2,272,071	$1,488,548	$1,797,992	$1,206,467	$77.79	$83.39	$5,129	2.9%

(1)	The dollar amounts reported are the amounts of total compensation reported in the “Total” column of our Summary Compensation Table.
(2)
The name of the NEO included for purposes of calculating the amounts for each applicable year is Mr. James Farrar. The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2022	$3,118,540	$2,067,352	$(913,172)	$138,016
2021	$3,494,683	$1,037,662	$2,992,867	$5,449,888
2020	$2,272,071	$1,173,147	$389,624	$1,488,548

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in our Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected i
n th
e fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2022	$1,002,751	$(1,564,568)	—	$(351,355)	—	—	$(913,172)
2021	$2,081,623	$851,372	—	$59,872	—	—	$2,992,867
2020	$859,750	$(194,981)	—	$(275,145)	—	—	$389,624

(3)
The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO) in the “Total” column of our Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts for each applicable year are Mr. Gregory Tylee and Mr. Anthony Maretic.

(4)
The dollar amounts reported represent the average
amount
of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of com
p
ensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	$2,277,575	$1,381,068	$(691,080)	$205,427
2021	$2,500,297	$728,239	$2,123,166	$3,895,224
2020	$1,797,992	$846,397	$254,873	$1,206,467

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2022	$669,973	$(1,106,495)	—	$(254,558)	—	—	$(691,080)
2021	$1,460,434	$617,164	—	$475,000	—	—	$2,123,166
2020	$621,050	$(149,573)	—	$(216,604)	—	—	$254,873

(5)
Total Shareholder Return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our share price at the end and the beginning of the measurement period by our share price at the beginning of the measurement period.

(6)
The peer group used for this purpose is the following published industry index: the Dow Jones U.S. Real Estate Office Index. TSR is calculated based on market capitalization weighting of the component companies comprising the index.

(7)	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.
(8)	Revenue percent change indicates the year-over-year percent change in rental and other revenues as reflected in our audited financial statements for the applicable years.

Company Selected Measure Name	Revenue percent change
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO) in the “Total” column of our Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts for each applicable year are Mr. Gregory Tylee and Mr. Anthony Maretic.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the following published industry index: the Dow Jones U.S. Real Estate Office Index. TSR is calculated based on market capitalization weighting of the component companies comprising the index.
PEO Total Compensation Amount	$ 3,118,540	$ 3,494,683	$ 2,272,071
PEO Actually Paid Compensation Amount	$ 138,016	5,449,888	1,488,548
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The name of the NEO included for purposes of calculating the amounts for each applicable year is Mr. James Farrar. The dollar amounts reported represent the amount of “compensation actually paid,” as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards (a) ($)	Equity Award Adjustments (b) ($)	Compensation Actually Paid to PEO ($)
2022	$3,118,540	$2,067,352	$(913,172)	$138,016
2021	$3,494,683	$1,037,662	$2,992,867	$5,449,888
2020	$2,272,071	$1,173,147	$389,624	$1,488,548

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in our Summary Compensation Table for the applicable year.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected i
n th
e fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Equity Award Adjustments
2022	$1,002,751	$(1,564,568)	—	$(351,355)	—	—	$(913,172)
2021	$2,081,623	$851,372	—	$59,872	—	—	$2,992,867
2020	$859,750	$(194,981)	—	$(275,145)	—	—	$389,624

Non-PEO NEO Average Total Compensation Amount	$ 2,277,575	2,500,297	1,797,992
Non-PEO NEO Average Compensation Actually Paid Amount	$ 205,427	3,895,224	1,206,467
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported represent the average
amount
of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of com
p
ensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments (a) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	$2,277,575	$1,381,068	$(691,080)	$205,427
2021	$2,500,297	$728,239	$2,123,166	$3,895,224
2020	$1,797,992	$846,397	$254,873	$1,206,467

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Total Average Equity Award Adjustments
2022	$669,973	$(1,106,495)	—	$(254,558)	—	—	$(691,080)
2021	$1,460,434	$617,164	—	$475,000	—	—	$2,123,166
2020	$621,050	$(149,573)	—	$(216,604)	—	—	$254,873

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Total Shareholder Return
TSR is a component of executive performance evaluated by the Compensation Committee and therefore TSR and TSR relative to the peer group have a direct impact on executive compensation. In 2022, the Company’s TSR was lower than the Peer Group TSR. Compensation Actually Paid for the PEO and non-PEO NEOs was materially lower in 2022 than in the prior year. In 2021 the Company’s TSR on an absolute basis and as compared to the peer group was exceptional, which contributed to higher executive compensation. In 2020, the Company’s TSR was negative and slightly below the peer group, which had a negative impact on executive compensation, noting, however that the COVID-19 pandemic broadly disrupted markets in 2020.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
Net Income is not a measure directly considered by the Compensation Committee and therefore has an indirect impact on executive compensation. Net Income can be impacted by non-cash items and significant one-time events, such as gains or losses on sale, which can cause Net Income to be a non-indicative measure of overall performance in certain years. In 2022, the Company’s Net Income was positive. In 2021, Net Income was substantial due to a gain on sale associated with the sale of the Company’s life science portfolio. In 2020, the Company’s Net Income was positive.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Revenue Percent Change
Revenue Percent Change indicates the increase or decrease in rental and other revenues as compared to the prior year. This measure can indicate a growth in the Company’s portfolio or an increase in the amount of revenues derived from the Company’s properties. In 2022, the 10.0% Revenue Percent Change was primarily driven by the successful purchase, integration and stabilization of three properties that were acquired in December 2021. In 2021 and 2020, the 2.0% and 2.9% Revenue Percent Change are indicative of a growth in revenues, strong rent collection and a relatively stable asset base. These positive factors were considered by the Compensation Committee in determining executive compensation.

Tabular List [Table Text Block]
Financial Performance Measures
As described in more detail in the Compensation Discussion and Analysis section, our executive compensation program reflects a philosophy of aligning the Company’s interests with those of our management. The metrics that we use for our long-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures we use to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

•	Achievement of Leasing Targets

•	Core FFO per Share

•	Total Shareholder Return

•	Achievement of Occupancy and Rent Collection Targets

•	Leverage and Liquidity Metrics

•	Achievement of Acquisition and Disposition Targets

Total Shareholder Return Amount	$ 45.07	212.21	77.79
Peer Group Total Shareholder Return Amount	64.45	122.93	83.39
Net Income (Loss)	$ 17,681,000	$ 485,281,000	$ 5,129,000
Company Selected Measure Amount	0.10	0.02	0.029
PEO Name	Mr. James Farrar
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Achievement of Leasing Targets
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Core FFO per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Achievement of Occupancy and Rent Collection Targets
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Leverage and Liquidity Metrics
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Achievement of Acquisition and Disposition Targets
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,067,352	$ 1,037,662	$ 1,173,147
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(913,172)	2,992,867	389,624
PEO [Member] | Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,002,751	2,081,623	859,750
PEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,564,568)	851,372	(194,981)
PEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(351,355)	59,872	(275,145)
PEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(691,080)	2,123,166	254,873
Non-PEO NEO [Member] | Average Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,381,068	728,239	846,397
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,106,495)	617,164	(149,573)
Non-PEO NEO [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(254,558)	475,000	(216,604)
Non-PEO NEO [Member] | Average Year End Fair Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	669,973	1,460,434	621,050
Non-PEO NEO [Member] | Average Fair Value At The End Of The Prior Year Of Equity Awards That Failed To Meet Vesting Conditions In The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Average Value Of Dividends Or Other Earnings Paid On Stock Or Option Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0